Revenue (Details) - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenues	¥ 336,479,125	¥ 224,656,964	¥ 1,011,063,766	¥ 643,371,949	¥ 212,084,571
Company Owned And Operated Stores [Member]
Disaggregation of Revenue [Line Items]
Total revenues	310,451,568	211,045,482	938,096,823	617,226,090	206,036,187
Franchise Fees [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,430,164	954,410	4,537,599	1,923,149	794,608
Revenues from Other Franchise Support Activities [Member]
Disaggregation of Revenue [Line Items]
Total revenues	10,403,282	3,143,554	18,965,417	9,469,639	¥ 5,253,776
Revenues from wholesale activities
Disaggregation of Revenue [Line Items]
Total revenues	3,742,106		6,533,166
Revenue from e-Commerce Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenues	9,157,563	¥ 9,513,518	41,635,451	13,117,118
Revenues from other activities
Disaggregation of Revenue [Line Items]
Total revenues	¥ 294,442		¥ 1,295,310	1,207,805
Provision of consumer research service to THRI
Disaggregation of Revenue [Line Items]
Total revenues				¥ 428,148